Expense Example, No Redemption {- Fidelity Asset Manager 20%} - 09.30 Fidelity Asset Manager Funds AMCIZ Combo PRO-14 - Fidelity Asset Manager 20%	Nov. 28, 2020 USD ($)
Fidelity Advisor Asset Manager 20%: Class A
Expense Example, No Redemption:
1 Year	$ 655
3 Years	825
5 Years	1,009
10 Years	1,541
Fidelity Advisor Asset Manager 20%: Class M
Expense Example, No Redemption:
1 Year	456
3 Years	681
5 Years	925
10 Years	1,621
Fidelity Advisor Asset Manager 20%: Class C
Expense Example, No Redemption:
1 Year	162
3 Years	502
5 Years	866
10 Years	1,889
Fidelity Advisor Asset Manager 20%: Class I
Expense Example, No Redemption:
1 Year	59
3 Years	186
5 Years	324
10 Years	726
Fidelity Advisor Asset Manager 20%: Class Z
Expense Example, No Redemption:
1 Year	50
3 Years	157
5 Years	274
10 Years	$ 616